Benefit Plans (Schedule of Expected Benefit Payments) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013
Benefit Plans [Abstract]
2014	$ 216
2015	213
2016	209
2017	211
2018	269
2019 to 2023	1,695
Defined Benefit Plan, Total Expected Future Benefit Payments	$ 2,813